UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2013

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.3%
Alabama - 0.1%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$2,107,641	(a)

Arizona - 1.0%
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	10,000,000	10,648,800
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	20,128,752

Total Arizona				30,777,552

California - 13.9%
ABAG Finance Authority for Nonprofit Corp., Insured Senior Living Revenue, Odd Fellows Home of California	5.000%	4/1/32	3,250,000	3,315,098
Bay Area, CA, Toll Authority, Toll Bridge Revenue:
San Francisco Bay Area	0.770%	10/1/19	10,000,000	9,746,900	(b)(c)
San Francisco Bay Area	0.970%	5/1/23	37,000,000	36,032,080	(b)(c)
San Francisco Bay Area	1.170%	4/1/24	10,000,000	9,857,400	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	30,362,832
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	40,688,900
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	18,190,000	17,831,475	(d)(e)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,695,310
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,258,117
Various Capital Projects	5.250%	10/1/25	4,000,000	4,451,880
Various Capital Projects	5.250%	10/1/26	4,385,000	4,798,681
Various Capital Projects	5.000%	10/1/27	5,180,000	5,514,214
Various Capital Projects	5.000%	10/1/28	3,000,000	3,165,600
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	6,833,227
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	9,000,000	7,763,490
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/30	7,735,000	8,022,665
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/24	1,000,000	1,108,380
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/25	1,245,000	1,365,777
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/28	2,540,000	2,688,031
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/29	1,775,000	1,859,348
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/30	1,960,000	2,039,713
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,410,898
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	19,309,177
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Projects II	5.000%	8/1/20	780,000	897,569
Multiple Capital Projects II	5.000%	8/1/23	1,500,000	1,702,365
Multiple Capital Projects II	5.000%	8/1/24	1,500,000	1,687,305
Multiple Capital Projects II	5.000%	8/1/26	1,500,000	1,639,470
Multiple Capital Projects II	5.000%	8/1/27	2,000,000	2,168,360
Multiple Capital Projects II	5.000%	8/1/28	2,295,000	2,466,391

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	$7,250,000	$7,935,850
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	60,000	60,000	(f)
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/25	7,000,000	8,054,760
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,700,800
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,717,758
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,295,620
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,262,600
Lodi Energy Center	5.000%	6/1/25	15,805,000	16,937,902
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,928,000
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,341,503
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	915,168
Procter & Gamble Project	5.000%	7/1/19	900,000	1,038,069
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,457,125
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,168,940
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,398,758
Arrowhead Project	5.000%	8/1/22	8,755,000	9,488,056
Arrowhead Project	5.125%	8/1/24	10,000,000	10,690,400
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	53,442,000
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,085,720
Southern California Public Power Authority Revenue, Windy Point Flats Project-1	5.000%	7/1/25	7,250,000	8,173,360

Total California				407,773,042

Colorado - 2.3%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,934,509
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,257,485
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,485,473
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,160,860
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	9,189,453
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,072,240
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	10,798,700

Total Colorado				67,898,720

Connecticut - 0.5%
Connecticut State, GO	0.720%	9/15/17	7,000,000	6,965,910	(b)(c)
Connecticut State, GO	0.840%	9/15/18	3,000,000	3,010,500	(b)
Connecticut State, GO	0.990%	9/15/19	4,000,000	4,004,560	(b)

Total Connecticut				13,980,970

District of Columbia - 0.4%
District of Columbia University Revenue, Georgetown University	5.000%	4/1/21	10,000,000	11,152,900	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 9.4%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	$3,000,000	$3,262,590
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,096,800
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	27,333,250
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	22,060,600
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,568,400
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,052,529
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	210,000	210,718
NATL	5.250%	11/1/16	360,000	360,443
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	680,000	716,468	(f)
Jacksonville, FL, Sales Tax Revenue:
Better Jacksonville	5.000%	10/1/24	9,155,000	10,056,584
Better Jacksonville	5.000%	10/1/25	4,750,000	5,117,602
Jacksonville, FL, Special Revenue	5.000%	10/1/24	1,000,000	1,137,010
Jacksonville, FL, Special Revenue	5.000%	10/1/26	3,500,000	3,896,795
Jacksonville, FL, Special Revenue	5.000%	10/1/29	4,000,000	4,341,760
Jacksonville, FL, Special Revenue	5.000%	10/1/31	2,000,000	2,143,580
Jacksonville, FL, Transit Revenue	5.000%	10/1/25	7,000,000	7,758,660
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(g)(h)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,540,643	(d)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,750,160	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/27	12,000,000	12,634,440	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/28	20,000,000	20,855,800	(d)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,303,150	(d)
Miami International Airport	5.000%	10/1/29	5,000,000	5,202,950
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,263,515
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,755,760
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,808,810
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,937,531
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,406,603
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	40,750,000	44,756,540
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	10,907,300
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	3,929,660
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,740,912
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,278,666
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,324,573
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	366,000	(g)(h)

Total Florida				275,074,802

Georgia - 2.6%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	2,010,738
Zoo	5.000%	12/1/20	1,860,000	2,101,168
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,475,916
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	18,752,719

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	$9,000,000	$8,603,100	(b)(c)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,851,100
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/23	1,500,000	1,734,150
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/24	1,430,000	1,634,204
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/25	1,250,000	1,414,987
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,803,225
De Kalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,567,120
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,166,050
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,412,300
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,610,828
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,665,375
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,070,920	(a)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	713,480

Total Georgia				77,587,380

Hawaii - 0.0%
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	636,629

Illinois - 2.8%
Chicago, IL, GO	5.375%	1/1/16	120,000	120,406
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,454,969	(d)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/21	3,000,000	3,434,670
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,465,120
Cook County, IL, GO	5.250%	11/15/22	10,000,000	11,328,500
Cook County, IL, GO	5.250%	11/15/23	9,980,000	11,222,210
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	1,935,000	2,112,014	(f)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,151,540
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,093,800
Memorial Health System	5.250%	4/1/29	11,000,000	11,549,010
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,411,990
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,041,250	(b)(c)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,614,950
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,422,040
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/19	4,000,000	4,303,360
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/19	1,500,000	1,613,760
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Project	5.000%	12/15/22	5,000,000	5,821,950

Total Illinois				82,161,539

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 3.5%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/32	$7,500,000	$7,373,625
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,542,960
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,222,704
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,893,296
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,374,200
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,684,360
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	1,820,000	1,972,680	(f)
Indianapolis, IN, Gas Utility Revenue:
Second Lien	5.250%	8/15/28	10,250,000	10,841,527
Second Lien	5.250%	8/15/29	8,000,000	8,389,040
Indianapolis, IN, Thermal Energy System, Multi- Mode	5.000%	10/1/23	19,625,000	21,807,496	(b)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,486,850
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,357,180
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	260,000	260,177
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	560,000	(h)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,399,440

Total Indiana				102,165,535

Iowa - 1.3%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,116,852
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,578,507
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,786,650
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,552,389
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,774,320
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,515,672
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,135,830
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,123,440
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,532,642
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,319,131
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	9,220,000	9,209,581
Iowa Fertilizer Co. Project	5.250%	12/1/25	7,000,000	6,880,720

Total Iowa				39,525,734

Kansas - 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,302,610

Kentucky - 0.6%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,975,690
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	15,972,945

Total Kentucky				17,948,635

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.6%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	$500,000	$540,885	(a)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,089,988
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,104,907
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	1,000,000	1,000,000
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	9,947,800	(b)(c)

Total Louisiana				18,683,580

Maryland - 0.8%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,098	(d)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,531,535
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,418,150
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,207,025
Maryland State Health & Higher EFA Revenue:
Refunding, Medstar Health	5.750%	8/15/14	500,000	530,065
Washington County Hospital	6.000%	1/1/28	4,000,000	4,260,080

Total Maryland				24,397,953

Massachusetts - 1.2%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,633,650
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,876,040
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,066,830
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,969,304
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,740,625
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,641,930
Massachusetts State Port Authority Revenue	13.000%	7/1/13	280,000	280,000	(f)
Massachusetts State Port Authority Revenue	5.000%	7/1/29	7,000,000	7,662,830
Massachusetts State, GO, Consolidated Loan	0.490%	1/1/18	8,500,000	8,470,590	(b)

Total Massachusetts				36,341,799

Michigan - 6.4%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,282,700
District State Aid	5.000%	11/1/30	21,500,000	21,473,770
Detroit, MI, Water Supply System Revenue:
NATL	5.000%	7/1/26	1,000,000	985,910
Senior Lien	5.000%	7/1/21	4,215,000	4,295,633
Senior Lien	5.250%	7/1/22	4,195,000	4,310,698
Senior Lien	5.250%	7/1/23	12,120,000	12,357,673
Senior Lien	5.250%	7/1/24	4,140,000	4,204,791
Senior Lien	5.250%	7/1/25	4,085,000	4,124,788
Senior Lien	5.250%	7/1/26	10,635,000	10,703,915
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	4,900,365
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	15,000,000	17,079,150
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,387,300
Facilities Program, NATL	5.000%	10/15/29	7,250,000	7,321,267	(a)
Michigan State Hospital Finance Authority Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
McLaren Health Care Corp.	5.625%	5/15/28	$23,690,000	$25,571,460
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,093,250
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,576,900	(b)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,360,360
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,799,205	(d)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	24,149,775	(d)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	19,101,540	(d)

Total Michigan				189,080,450

Minnesota - 0.9%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGM	5.000%	2/15/30	5,725,000	5,980,220
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,338,300
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	10,419,744

Total Minnesota				26,738,264

Missouri - 0.8%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,156,979
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,089,892
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,504,755
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,413,290
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	535,000	535,492

Total Missouri				22,700,408

Nevada - 0.6%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,921,830
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,068,430
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,086,480
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,407,336

Total Nevada				18,484,076

New Jersey - 6.2%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	11,048,700
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,785,040
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,694,346	(d)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,119,760	(d)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,990,310
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,500,444
New Jersey State EDA Revenue	5.000%	6/15/20	5,000,000	5,404,600
New Jersey State EDA Revenue	5.000%	6/15/23	2,500,000	2,630,725
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	18,000,000	17,580,240	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
School Facilities Construction	1.670%	3/1/28	$20,000,000	$20,032,200	(b)
School Facilities Construction	5.000%	3/1/29	15,000,000	15,882,900
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,909,570	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	21,510,400
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	3,100,000	3,218,544	(d)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,842,415
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	7,921,410
New Jersey State Transportation Trust Fund Authority	5.500%	6/15/31	12,000,000	13,292,760
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	20,000	20,571	(f)
New Jersey State Turnpike Authority Revenue	0.540%	1/1/17	10,000,000	9,962,600	(b)
New Jersey State Turnpike Authority Revenue	0.680%	1/1/17	20,000,000	19,925,400	(b)(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,105,182
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	20,000	20,949	(f)

Total New Jersey				183,399,066

New Mexico - 1.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,313,213
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	28,878,930
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,626,827

Total New Mexico				31,818,970

New York - 5.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	38,114,456
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,780,300
MTA, NY, Revenue	5.000%	11/15/23	2,000,000	2,214,360
MTA, NY, Revenue	5.000%	11/15/24	6,600,000	7,237,164
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	25,508,583
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,433,850
MTA, NY, Revenue	5.000%	11/15/27	6,290,000	6,756,341
MTA, NY, Revenue	5.000%	11/15/28	9,000,000	9,581,490
MTA, NY, Revenue	5.000%	11/15/29	7,000,000	7,396,340
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	1,840,000	1,284,007
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,541,070
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,325,000	5,624,159	(a)
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,312,400
Municipal Health Facility	5.000%	1/15/25	9,150,000	10,034,073
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,786,650
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,034,594
New York, NY, GO	5.000%	8/1/21	20,000,000	23,556,200
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,339,640

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/28	$3,000,000	$3,286,020
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,179,310

Total New York				172,001,007

North Carolina - 1.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,157,000
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	26,739,750
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,792,330
Assured Guaranty	5.375%	1/1/26	4,590,000	5,116,289

Total North Carolina				41,805,369

Ohio - 3.4%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,291,572
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	5,500,000	6,319,555
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,400,000	2,756,472
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/22	2,500,000	2,856,350
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	22,448,200
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,322,640
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,029,500	(b)(c)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	532,860
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	44,150,000	44,510,705	(b)(c)

Total Ohio				99,067,854

Oklahoma - 0.7%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/22	5,420,000	6,166,930
St. John Health System Inc.	5.000%	2/15/23	5,700,000	6,394,146
St. John Health System Inc.	5.000%	2/15/24	5,990,000	6,578,398

Total Oklahoma				19,139,474

Oregon - 0.4%
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,355,097
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,783,200
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/22	1,000,000	1,122,560
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/23	750,000	838,238
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/27	1,465,000	1,562,921

Total Oregon				11,662,016

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 4.6%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	$1,000,000	$1,006,660
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	33,200,000	33,471,244	(b)(c)
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.560%	7/1/22	10,000,000	10,059,100	(b)(c)
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/20	4,880,000	5,272,498
Port District Project	5.000%	1/1/23	4,850,000	5,155,114
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,782,870
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,498,825
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,227,160
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,000,000	25,622,000	(b)(c)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,618,718
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,576,516
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,679,504
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	10,000,000	10,523,000
Pennsylvania State Turnpike Commission	5.250%	12/1/31	6,750,000	7,110,652
West View, PA, Municipal Authority	9.500%	11/15/14	365,000	399,741	(f)

Total Pennsylvania				134,003,602

Puerto Rico - 4.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.500%	7/1/28	28,395,000	26,923,287
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	15,000,000	13,723,500
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	21,315,000	20,489,470
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	14,314,950
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	23,849,707
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	26,012,481
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	6,000,000	6,695,400

Total Puerto Rico				132,008,795

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,000,720
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	1,872,500

Total Rhode Island				2,873,220

South Carolina - 0.1%
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,541,186

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 3.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	$2,000,000	$2,187,240
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,378,426	(d)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,255,653	(d)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,388,765	(d)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,054,447
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	33,956,160
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	16,009,350
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	26,365,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	7,238,387
Tennessee Housing Development Agency	5.000%	7/1/23	2,710,000	2,777,940	(d)

Total Tennessee				113,611,618

Texas - 9.5%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,038,460
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,000,000	3,013,500
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,178,485
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,064,840
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,953,470	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.660%	6/1/18	1,000,000	995,270	(b)
Memorial Hermann Healthcare System	0.760%	6/1/19	2,250,000	2,236,455	(b)
Memorial Hermann Healthcare System	0.810%	6/1/20	2,000,000	1,990,120	(b)
Memorial Hermann Healthcare System	0.890%	6/1/21	3,710,000	3,686,850	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,011,890
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	940,520
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,294
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,002,850
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	49,343,662
Harris County, TX, Revenue, Toll Road	0.650%	8/15/15	30,000,000	30,000,300	(b)(c)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,007,747
Senior Lien	5.125%	7/1/27	11,180,000	12,279,777
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	2,865,000	2,967,252
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,925,552	(d)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,249,906	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,300,058	(d)
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,158,844
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	19,377,360
Panhandle, TX, Regional Housing Finance, GNMA- Collateralized	6.500%	7/20/21	601,000	624,547

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	$2,000,000	$2,218,380
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,082,770
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,151,778	(f)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	8,820,000	9,555,676
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,040,659
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,270,000	45,628,206
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,382,560
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,426,600
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,213,277
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/23	9,000,000	9,399,510

Total Texas				280,573,425

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,823,440
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,475,550
Senior Lien	5.000%	10/1/25	11,000,000	11,777,480

Total U.S. Virgin Islands				21,076,470

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	270,000	301,588	(f)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	5,000	5,568	(f)
NATL	10.125%	4/1/15	295,000	329,512	(f)

Total Utah				636,668

Vermont - 0.6%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.773%	6/1/22	19,011,528	19,071,794	(b)(d)

Virginia - 1.0%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	5.000%	11/1/30	3,250,000	3,220,035
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,496,902
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,338,736
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,791,891	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	2,952,548	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	3,905,690	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,280,920	(d)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	4,686,652	(d)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	4,940,000	5,478,163

Total Virginia				28,151,537

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.1%
King County, WA, Public Hospital District, GO	5.250%	12/1/28	$6,725,000	$7,164,075
Port of Seattle, WA, Revenue	5.000%	9/1/21	2,000,000	2,289,120	(d)
Port of Seattle, WA, Revenue	5.000%	9/1/22	2,685,000	3,009,133	(d)
Port of Seattle, WA, Revenue	5.000%	9/1/23	2,500,000	2,771,600	(d)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,525,837	(d)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,980,081
Multicare Health System	5.750%	8/15/29	3,000,000	3,266,940
Providence Health & Services	5.000%	10/1/21	2,000,000	2,255,880	(b)(c)

Total Washington				31,262,666

West Virginia - 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,204,170
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,494,640
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	6,152,753

Total West Virginia				19,851,563

Wisconsin - 1.2%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,621,223	(d)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,794,384	(d)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,490,045	(d)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,090,840	(d)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,267,400
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,485,500
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,602,715
WPPI Energy Power Supply Revenue	5.000%	7/1/24	4,950,000	5,634,337

Total Wisconsin				33,986,444

Wyoming - 0.5%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	14,732,760

TOTAL MUNICIPAL BONDS (Cost - $2,742,959,777)				2,861,795,723

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust(Cost - $989,420)			200	640,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,743,949,197)				2,862,435,723

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.8%
New Jersey - 0.1%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.250%	11/1/33	$1,800,000	1,800,000	(i)(j)

New York - 2.6%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.390%	4/1/35	2,100,000	2,100,000	(i)(j)
LOC-Dexia Credit Local	0.400%	1/1/36	195,000	195,000	(i)(j)
SPA-Dexia Credit Local	0.400%	8/1/28	20,625,000	20,625,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.380%	6/15/32	$400,000	$400,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.400%	6/15/32	38,300,000	38,300,000	(i)(j)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/22	6,900,000	6,900,000	(i)(j)
Future Tax Secured, SPA-Dexia Credit Local	0.370%	8/1/31	600,000	600,000	(i)(j)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.400%	11/1/22	4,000,000	4,000,000	(i)(j)
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local	0.400%	8/1/23	3,100,000	3,100,000	(i)(j)

Total New York				76,220,000

Virginia - 0.1%
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA- Wells Fargo Bank N.A.	0.120%	7/1/42	4,400,000	4,400,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $82,420,000)				82,420,000

TOTAL INVESTMENTS - 100.1% (Cost - $2,826,369,197#)				2,944,855,723
Liabilities in Excess of Other Assets - (0.1)%				(2,952,636)

TOTAL NET ASSETS - 100.0%				$2,941,903,087

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The maturity principal is currently in default as of June 30, 2013.

(h)	The coupon payment on these securities is currently in default as of June 30, 2013.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

Summary of Investments by Industry †

Industrial Revenue	20.3%
Transportation	19.4
Health Care	15.6
Power	10.5
Special Tax Obligation	8.4
Water & Sewer	5.7
Education	5.1
Leasing	4.2
Local General Obligation	3.0
State General Obligation	2.9
Pre-Refunded/Escrowed to Maturity	0.7
Other	0.6
Solid Waste/Resource Recovery	0.5
Housing	0.3
Statutory Trust Certificates	0.0 ‡
Short - Term Investments	2.8

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2013 and are subject to change.

‡	Represents less than 0.1%.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	0.7%
AA/Aa	29.4
A	46.4
BBB/Baa	18.5
BB/Ba	1.1
B/B	0.7
A-1/VMIG 1	2.8
NR	0.4

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Municipal bonds	—	$2,861,795,723	—	$2,861,795,723
Statutory trust certificates	—	640,000	—	640,000

Total long-term investments	—	2,862,435,723	—	$2,862,435,723

Short-term investments†	—	82,420,000	—	82,420,000

Total investments	—	$2,944,855,723	—	$2,944,855,723

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$155,665,264
Gross unrealized depreciation	(37,178,738)

Net unrealized appreciation	$118,486,526

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended June 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$76,781,766

†	At June 30, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 23, 2013